Document And Entity Information	Aug. 08, 2019
Document Information [Line Items]
Entity Registrant Name	National HealthCare Corporation
Document Type	8-K
Document Period End Date	Aug. 08, 2019
Entity Incorporation, State or Country Code	DE
Entity File Number	001-13489
Entity Tax Identification Number	52-2057472
Entity Address, Address Line One	100 Vine Street
Entity Address, City or Town	Murfreesboro
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37130
City Area Code	615
Local Phone Number	890-2020
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	NHC
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001047335